Income Taxes (Schedule Of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 61.5	$ 73.4	$ 71.3
Tax positions related to current year, Additions	3.4	3.3	3.2
Tax positions related to prior year, Additions	0.5
Tax positions related to prior year, Reduction	(0.3)	(13.1)	(1.0)
Tax positions related to prior year, Settlements		(2.1)
Tax positions related to prior year, expiration of statutes of limitations	(3.4)		(0.1)
Balance at December 31	$ 61.7	$ 61.5	$ 73.4